Property and Equipment	12 Months Ended
Jun. 30, 2016
Property and Equipment

4. Property and Equipment

Property and equipment consist of the following:

June 30, 2016	Cost	Accumulated Depreciation	Net Book Value	Useful Life in years
Land	$5,471	$—	$5,471
Buildings	5,978	(1,469)	4,509	40
Transportation equipment	435,339	(231,392)	203,947	7 to 11
Leasehold improvements	8,886	(4,809)	4,077	The shorter of the life of lease or the useful life of the asset

Other machinery and equipment	33,535	(22,967)	10,568	3 to 5

	$489,209	$(260,637)	$228,572

June 30, 2015	Cost	Accumulated Depreciation	Net Book Value	Useful Life in years
Land	$5,629	$—	$5,629
Buildings	5,982	(1,086)	4,896	40
Transportation equipment	432,826	(226,513)	206,313	7 to 11
Leasehold improvements	7,826	(3,702)	4,124	The shorter of the life of lease or the useful life of the asset

Other machinery and equipment	29,674	(19,340)	10,334	3 to 5

	$481,937	$(250,641)	$231,296